DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 12.6%
Activision Blizzard, Inc.	682	$54,205
Alphabet, Inc., Class A*	1,810	3,175,464
Alphabet, Inc., Class C*	1,840	3,239,761
AT&T, Inc.	39,121	1,124,729
Comcast Corp., Class A	756	37,981
Discovery, Inc., Class C*	1,593	38,264
Electronic Arts, Inc.*	3,005	383,889
Facebook, Inc., Class A*	16,724	4,632,046
Fox Corp., Class A	4,019	115,908
Fox Corp., Class B	1,765	50,091
Interpublic Group of Cos., Inc.	3,028	67,464
New York Times Co., Class A	831	35,658
News Corp., Class A	3,583	63,240
Omnicom Group, Inc.	1,607	101,241
Take-Two Interactive Software, Inc.*	824	148,740
TripAdvisor, Inc.*	1,409	36,775
Verizon Communications, Inc.	23,482	1,418,548
Walt Disney Co.	2,376	351,672

(Cost $11,594,440)		15,075,676

Consumer Discretionary - 10.6%
Advance Auto Parts, Inc.	677	99,993
Aptiv PLC	388	46,056
Aramark	860	30,100
AutoZone, Inc.*	204	232,081
Best Buy Co., Inc.	2,899	315,411
Booking Holdings, Inc.*	492	997,997
BorgWarner, Inc.	3,227	125,369
Burlington Stores, Inc.*	100	21,854
Carnival Corp.	6,334	126,553
Carter’s, Inc.	307	27,320
Columbia Sportswear Co.	270	22,121
D.R. Horton, Inc.	1,329	99,010
Darden Restaurants, Inc.	2,171	234,425
Dick’s Sporting Goods, Inc. (a)	807	45,846
Dollar General Corp.	658	143,826
eBay, Inc.	7,912	399,002
Expedia Group, Inc.	1,476	183,747
Foot Locker, Inc.	1,543	57,708
Gap, Inc.	2,458	51,520
Garmin Ltd.	1,409	164,515
Gentex Corp.	3,292	107,319
Genuine Parts Co.	311	30,593
Grand Canyon Education, Inc.*	250	20,867
H&R Block, Inc.	2,830	53,204
Hanesbrands, Inc. (a)	2,349	33,356
Home Depot, Inc.	7,200	1,997,352
Kohl’s Corp.	1,308	42,118
Las Vegas Sands Corp.	1,976	110,083
Lear Corp.	709	101,352
Lennar Corp., Class A	1,072	81,322
LKQ Corp.*	1,233	43,426
Lowe’s Cos., Inc.	1,518	236,535
Lululemon Athletica, Inc.*	153	56,644
MGM Resorts International	1,961	55,398
Mohawk Industries, Inc.*	681	85,690
Newell Brands, Inc.	2,591	55,085
NIKE, Inc., Class B	10,032	1,351,310
Norwegian Cruise Line Holdings Ltd.*	1,918	43,865
NVR, Inc.*	49	195,862
O’Reilly Automotive, Inc.*	132	58,402
Polaris, Inc.	452	43,392
PulteGroup, Inc.	2,534	110,558
PVH Corp.	558	44,355
Ralph Lauren Corp.	745	63,884
Ross Stores, Inc.	2,931	315,141
Royal Caribbean Cruises Ltd.	1,453	114,511
Skechers U.S.A., Inc., Class A*	1,253	41,938
Starbucks Corp.	12,815	1,256,126
Tapestry, Inc.	3,783	107,135
Target Corp.	6,561	1,177,896
Thor Industries, Inc.	318	30,690
TJX Cos., Inc.	9,848	625,446
Tractor Supply Co.	811	114,197
Ulta Beauty, Inc.*	395	108,783
Vail Resorts, Inc. (a)	153	42,203
VF Corp.	505	42,117
Whirlpool Corp.	496	96,527
Williams-Sonoma, Inc.	782	85,605
Yum China Holdings, Inc.	1,026	57,846
Yum! Brands, Inc.	507	53,641

(Cost $9,845,458)		12,716,228

Consumer Staples - 6.0%
Altria Group, Inc.	2,051	81,691
Casey’s General Stores, Inc.	247	44,875
Clorox Co.	602	122,182
Colgate-Palmolive Co.	1,266	108,420
Costco Wholesale Corp.	4,924	1,929,076
Estee Lauder Cos., Inc., Class A	1,967	482,544
Hershey Co.	709	104,854
Hormel Foods Corp.	2,449	115,544
Ingredion, Inc.	556	42,895
Kimberly-Clark Corp.	1,921	267,615
Lamb Weston Holdings, Inc.	597	43,211
Monster Beverage Corp.*	2,548	216,019
PepsiCo, Inc.	1,920	276,922
Philip Morris International, Inc.	11,507	871,655
Procter & Gamble Co.	1,213	168,449
Spectrum Brands Holdings, Inc.	515	34,417
Sysco Corp.	5,826	415,336
Walgreens Boots Alliance, Inc.	11,954	454,372

Walmart, Inc.	9,048	1,382,444

(Cost $5,830,187)		7,162,521

Energy - 5.0%
Cabot Oil & Gas Corp.	6,091	106,714
Chevron Corp.	23,456	2,044,894
Concho Resources, Inc.	1,001	57,537
ConocoPhillips	16,823	665,518
Devon Energy Corp.	4,102	57,387
Diamondback Energy, Inc.	1,209	48,312
EOG Resources, Inc.	10,309	483,286
Exxon Mobil Corp.	41,104	1,567,295
Helmerich & Payne, Inc.	1,839	41,874
HollyFrontier Corp.	1,663	38,898
Marathon Oil Corp.	7,850	46,472
Marathon Petroleum Corp.	8,704	338,412
Occidental Petroleum Corp.	3,211	50,605
Parsley Energy, Inc., Class A	1,990	24,935
Phillips 66	1,664	100,805
Pioneer Natural Resources Co.	2,317	233,044
Valero Energy Corp.	1,614	86,785
WPX Energy, Inc.*	3,810	27,127

(Cost $8,347,960)		6,019,900

Financials - 8.0%
Allstate Corp.	1,364	139,605
Apollo Global Management, Inc.	1,839	80,217
Arch Capital Group Ltd.*	1,871	60,237
Berkshire Hathaway, Inc., Class B*	22,170	5,074,935
Cboe Global Markets, Inc.	430	39,268
Cincinnati Financial Corp.	2,361	180,262
Credit Acceptance Corp.*(a)	157	46,861
Eaton Vance Corp.	2,128	142,534
Erie Indemnity Co., Class A	280	63,171
Evercore, Inc., Class A	1,241	112,844
FactSet Research Systems, Inc.	232	77,432
Fidelity National Financial, Inc.	5,193	186,896
First American Financial Corp.	1,181	57,208
Franklin Resources, Inc.	4,466	98,207
Lazard Ltd., Class A	1,975	73,707
LPL Financial Holdings, Inc.	1,406	127,623
Markel Corp.*	69	67,194
MarketAxess Holdings, Inc.	151	81,416
Marsh & McLennan Cos., Inc.	1,189	136,307
MGIC Investment Corp.	9,667	115,617
Moody’s Corp.	1,310	369,865
MSCI, Inc.	575	235,417
Old Republic International Corp.	1,966	35,231
Progressive Corp.	7,641	665,608
S&P Global, Inc.	2,019	710,244
SEI Investments Co.	1,625	85,719
T. Rowe Price Group, Inc.	3,157	452,745
White Mountains Insurance Group Ltd.	25	24,000

(Cost $7,694,095)		9,540,370

Health Care - 15.9%
AbbVie, Inc.	13,459	1,407,542
ABIOMED, Inc.*	210	57,561
Agilent Technologies, Inc.	295	34,486
Alexion Pharmaceuticals, Inc.*	2,167	264,612
Align Technology, Inc.*	493	237,276
AmerisourceBergen Corp.	2,359	243,236
Amgen, Inc.	4,560	1,012,502
Anthem, Inc.	2,101	654,504
Baxter International, Inc.	722	54,923
Biogen, Inc.*	3,395	815,377
Bio-Rad Laboratories, Inc., Class A*	194	104,469
Bristol-Myers Squibb Co.	4,264	266,074
Cardinal Health, Inc.	3,929	214,484
Cerner Corp.	2,414	180,664
Chemed Corp.	97	46,390
Cigna Corp.	7,050	1,474,437
CVS Health Corp.	11,406	773,213
DaVita, Inc.*	1,024	112,486
Edwards Lifesciences Corp.*	3,580	300,326
Eli Lilly and Co.	4,952	721,259
Exelixis, Inc.*	2,284	43,761
Gilead Sciences, Inc.	2,142	129,955
HCA Healthcare, Inc.	1,292	193,942
Henry Schein, Inc.*	1,661	106,819
Humana, Inc.	2,263	906,377
Illumina, Inc.*	663	213,546
Incyte Corp.*	857	72,451
Intuitive Surgical, Inc.*	488	354,312
Ionis Pharmaceuticals, Inc.*	568	28,701
Jazz Pharmaceuticals PLC*	444	62,475
Johnson & Johnson	21,494	3,109,752
McKesson Corp.	3,573	642,818
Merck & Co., Inc.	16,017	1,287,607
Mettler-Toledo International, Inc.*	137	157,555
Regeneron Pharmaceuticals, Inc.*	663	342,128
UnitedHealth Group, Inc.	5,800	1,950,772
Universal Health Services, Inc., Class B	732	95,585
Varian Medical Systems, Inc.*	603	104,910
Waters Corp.*	577	133,870
West Pharmaceutical Services, Inc.	386	106,212

(Cost $16,991,376)		19,019,369

Industrials - 9.8%
3M Co.	1,017	175,666
A O Smith Corp.	1,845	103,892
Acuity Brands, Inc. (a)	753	89,396
AECOM*	748	38,814
AGCO Corp.	790	73,083
Alaska Air Group, Inc.	2,536	129,260
Allegion PLC	370	42,195
Allison Transmission Holdings, Inc.	1,234	50,656
American Airlines Group, Inc. (a)	2,031	28,698
Boeing Co.	1,344	283,194

C.H. Robinson Worldwide, Inc.	497	46,703
Carlisle Cos., Inc.	378	54,746
Carrier Global Corp.	13,904	529,325
Caterpillar, Inc.	2,782	482,927
Copa Holdings SA, Class A (a)	589	46,943
Copart, Inc.*	1,301	150,200
Cummins, Inc.	2,919	674,785
Curtiss-Wright Corp.	282	32,503
Delta Air Lines, Inc.	13,427	540,437
Donaldson Co., Inc.	794	42,273
Eaton Corp. PLC	2,652	321,184
Emerson Electric Co.	6,034	463,532
Expeditors International of Washington, Inc.	1,909	170,607
Fastenal Co.	4,409	218,025
FedEx Corp.	1,458	417,834
Fortune Brands Home & Security, Inc.	808	67,468
FTI Consulting, Inc.*	241	25,310
Graco, Inc.	1,376	93,210
HD Supply Holdings, Inc.*	872	48,640
HEICO Corp., Class A	355	39,316
Hexcel Corp.	990	49,025
Honeywell International, Inc.	995	202,900
Howmet Aerospace, Inc.	1,589	37,278
Hubbell, Inc.	309	49,931
Huntington Ingalls Industries, Inc.	556	89,066
IAA, Inc.*	559	33,495
IDEX Corp.	298	57,559
Illinois Tool Works, Inc.	2,157	455,321
ITT, Inc.	1,072	77,859
JB Hunt Transport Services, Inc.	1,072	145,020
JetBlue Airways Corp.*	5,213	78,664
Johnson Controls International PLC	6,178	284,435
Knight-Swift Transportation Holdings, Inc.	1,617	66,766
Landstar System, Inc.	449	59,008
Lincoln Electric Holdings, Inc.	590	67,850
Lockheed Martin Corp.	2,183	796,795
ManpowerGroup, Inc.	677	58,662
Masco Corp.	1,728	92,742
MSC Industrial Direct Co., Inc., Class A	603	50,242
Old Dominion Freight Line, Inc.	815	165,738
Oshkosh Corp.	1,339	107,789
Otis Worldwide Corp.	3,927	262,873
Owens Corning	526	38,330
PACCAR, Inc.	2,475	215,473
Parker-Hannifin Corp.	799	213,541
Robert Half International, Inc.	1,583	101,597
Rockwell Automation, Inc.	1,035	264,505
Snap-on, Inc.	581	102,169
Southwest Airlines Co.	13,160	609,834
Spirit AeroSystems Holdings, Inc., Class A	1,312	44,608
Stanley Black & Decker, Inc.	673	124,041
Textron, Inc.	1,329	59,938
Trane Technologies PLC	1,173	171,540
Trex Co., Inc.*(a)	502	37,560
Union Pacific Corp.	749	152,856
United Airlines Holdings, Inc.*	2,618	117,941
United Parcel Service, Inc., Class B	1,379	235,906
United Rentals, Inc.*(a)	599	135,961
Vertiv Holdings Co.*	1,686	31,545
W.W. Grainger, Inc.	409	171,085
Watsco, Inc.	305	69,345
Woodward, Inc.	341	38,134

(Cost $9,533,329)		11,705,749

Information Technology - 27.2%
Accenture PLC, Class A	5,595	1,393,659
Adobe, Inc.*	2,165	1,035,888
Amdocs Ltd.	1,502	98,847
Apple, Inc.	60,590	7,213,239
Applied Materials, Inc.	3,955	326,208
Arista Networks, Inc.*	397	107,468
Arrow Electronics, Inc.*	448	41,059
Automatic Data Processing, Inc.	3,038	528,247
Avnet, Inc.	1,537	46,648
Broadridge Financial Solutions, Inc.	966	141,886
Cadence Design Systems, Inc.*	1,454	169,100
CDW Corp.	629	82,078
Ciena Corp.*	1,812	81,178
Cirrus Logic, Inc.*	378	30,278
Cisco Systems, Inc.	42,439	1,825,726
Citrix Systems, Inc.	938	116,237
Cognizant Technology Solutions Corp., Class A	7,726	603,632
Dolby Laboratories, Inc., Class A	597	52,805
Enphase Energy, Inc.*	498	68,012
F5 Networks, Inc.*	521	84,824
Fortinet, Inc.*	734	90,451
Hewlett Packard Enterprise Co.	9,718	107,287
HP, Inc.	36,790	806,805
Intel Corp.	66,559	3,218,128
International Business Machines Corp.	178	21,987
Intuit, Inc.	1,260	443,545
IPG Photonics Corp.*	280	57,963
Jabil, Inc.	2,360	90,199
Jack Henry & Associates, Inc.	424	68,205
Keysight Technologies, Inc.*	1,477	177,299
KLA Corp.	250	62,992
Lam Research Corp.	1,728	782,196
Leidos Holdings, Inc.	559	56,291
Manhattan Associates, Inc.*	426	43,554
Mastercard, Inc., Class A	6,358	2,139,531
Maxim Integrated Products, Inc.	2,357	195,725
Micron Technology, Inc.*	20,293	1,300,578
Microsoft Corp.	133	28,471
National Instruments Corp.	1,034	38,703

NetApp, Inc.	3,499	186,532
NortonLifeLock, Inc.	5,366	97,822
NVIDIA Corp.	3,209	1,720,217
Oracle Corp.	13,144	758,672
Paychex, Inc.	2,409	224,398
PayPal Holdings, Inc.*	1,155	247,309
Science Applications International Corp.	523	48,398
Skyworks Solutions, Inc.	1,755	247,753
SolarEdge Technologies, Inc.*	208	57,820
SYNNEX Corp.	409	65,567
Synopsys, Inc.*	598	136,045
Teradyne, Inc.	1,611	177,758
Texas Instruments, Inc.	8,996	1,450,605
Universal Display Corp.	174	39,853
VeriSign, Inc.*	527	105,779
Visa, Inc., Class A (a)	12,850	2,702,997
Western Union Co.	9,027	203,649
Xerox Holdings Corp.	1,580	34,586
Xilinx, Inc.	1,725	251,074

(Cost $24,295,507)		32,533,763

Materials - 2.3%
Air Products and Chemicals, Inc.	1,433	401,441
Cabot Corp.	773	32,010
Celanese Corp.	1,004	129,847
CF Industries Holdings, Inc.	1,628	60,725
Corteva, Inc.	3,938	150,904
Dow, Inc.	5,249	278,250
DuPont de Nemours, Inc.	810	51,386
International Paper Co.	2,982	147,549
Linde PLC	2,381	610,536
LyondellBasell Industries NV, Class A	3,452	293,765
Nucor Corp.	3,697	198,529
Packaging Corp. of America	758	98,540
PPG Industries, Inc.	297	43,591
Reliance Steel & Aluminum Co.	1,053	124,043
Scotts Miracle-Gro Co.	197	34,627
Steel Dynamics, Inc.	2,186	79,155

(Cost $2,330,415)		2,734,898

Real Estate - 1.3%
Apartment Investment and Management Co., Class A REIT*	1,737	52,718
CBRE Group, Inc., Class A*	6,416	392,274
Equity Commonwealth REIT	1,203	31,892
Healthpeak Properties, Inc. REIT	880	25,397
Host Hotels & Resorts, Inc. REIT	10,117	141,941
Jones Lang LaSalle, Inc.*	413	54,636
Lamar Advertising Co., Class A REIT	464	36,939
Medical Properties Trust, Inc. REIT	1,981	38,431
Public Storage REIT	1,402	314,693
Simon Property Group, Inc. REIT	3,499	288,912
Vornado Realty Trust REIT	3,649	141,983
Weingarten Realty Investors REIT	2,014	42,113

(Cost $1,660,928)		1,561,929

Utilities - 0.6%
AES Corp.	3,293	67,309
Evergy, Inc.	1,161	64,331
Exelon Corp.	5,540	227,528
NRG Energy, Inc.	5,168	169,252
Public Service Enterprise Group, Inc.	2,018	117,609
Vistra Corp.	5,017	93,717

(Cost $731,752)		739,746

TOTAL COMMON STOCKS (Cost $98,855,447)		118,810,149

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $9,208)	9,208	9,208

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $563,645)	563,645	563,645

TOTAL INVESTMENTS - 99.8% (Cost $99,428,300)		$119,383,002
Other assets and liabilities, net - 0.2%		228,467

NET ASSETS - 100.0%		$119,611,469

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
37,088	—	(27,880)	(d)	—	—	2	—	9,208	9,208
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
483,373	582,750	(502,478)		—	—	53	—	563,645	563,645

520,461	582,750	(530,358)		—	—	55	—	572,853	572,853

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $669,382, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $684,786.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P MidCap 400 Futures	USD	1	$198,350	$216,840	12/18/2020	$18,490
E-Mini S&P 500 Futures	USD	3	515,550	543,480	12/18/2020	27,930

Total unrealized appreciation						$46,420

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$118,810,149	$—	$—	$118,810,149
Short-Term Investments (f)	572,853	—	—	572,853
Derivatives (g)
Futures Contracts	46,420	—	—	46,420

TOTAL	$119,429,422	$—	$—	$119,429,422

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.